Machinery, equipment and improvements on leased assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment

As of December 31, 2017, 2018 and 2019, the machinery, equipment and improvements on leased assets are comprised as follows:

	Balance as of January 1, 2017		Additions		Divestitures		Currency translation effect		Balance as of December 31, 2017
Investment:
Machinery and equipment	Ps.	2,181,305	Ps.	175,457	Ps.	(49,970)	Ps.	(37,872)	Ps.	2,268,920
Office furniture and equipment		208,676		40,958		(6,427)		(2,309)		240,898
Computer equipment		596,652		136,915		(12,751)		(10,232)		710,584
Transportation equipment		42,037		6,650		(1,220)		(399)		47,068
Communication equipment		28,224		2,386		(178)		—		30,432
Improvements on leased assets		41,458		30,140		—		—		71,598
Total investment		3,098,352		392,506		(70,546)		(50,812)		3,369,500
Accumulated depreciation:
Machinery and equipment		(926,836)		(195,382)		33,308		17,339		(1,071,571)
Office furniture and equipment		(108,053)		(16,363)		5,641		1,682		(117,093)
Computer equipment		(377,033)		(101,207)		11,373		7,354		(459,513)
Transportation equipment		(30,374)		(5,960)		1,220		556		(34,558)
Communication equipment		(14,281)		(2,629)		134		—		(16,776)
Improvements on leased assets		(11,382)		(2,919)		—		—		(14,301)
Total accumulated depreciation		(1,467,959)		(324,460)		51,676		26,931		(1,713,812)
Net amounts	Ps.	1,630,393	Ps.	68,046	Ps.	(18,870)	Ps.	(23,881)	Ps.	1,655,688

	Balance as of January 1, 2018		Additions		Divestitures		Currency translation effect		Balance as of December 31, 2018
Investment:
Machinery and equipment	Ps.	2,268,920	Ps.	444,495	Ps.	(62,642)	Ps.	15,759	Ps.	2,666,532
Office furniture and equipment		240,898		61,414		(1,455)		469		301,326
Computer equipment		710,584		107,381		(9,104)		5,602		814,463
Transportation equipment		47,068		13,537		(3,072)		562		58,095
Communication equipment		30,432		1,633		(911)		—		31,154
Improvements on leased assets		71,598		3,995		(4,010)		—		71,583
Total investment		3,369,500		632,455		(81,194)		22,392		3,943,153
Accumulated depreciation:
Machinery and equipment		(1,071,571)		(221,674)		55,770		(2,229)		(1,239,704)
Office furniture and equipment		(117,093)		(20,839)		1,864		(197)		(136,265)
Computer equipment		(459,513)		(135,272)		9,054		(305)		(586,036)
Transportation equipment		(34,558)		(8,177)		3,066		(190)		(39,859)
Communication equipment		(16,776)		(2,354)		786		—		(18,344)
Improvements on leased assets		(14,301)		(3,328)		917		—		(16,712)
Total accumulated depreciation		(1,713,812)		(391,644)		71,457		(2,921)		(2,036,920)
Net amounts	Ps.	1,655,688	Ps.	240,811	Ps.	(9,737)	Ps.	19,471	Ps.	1,906,233

	Balance as of January 1, 2019		Additions		Divestitures		Currency translation effect		Balance as of December 31, 2019
Investment:
Machinery and equipment	Ps.	2,666,532	Ps.	224,218	Ps.	(39,546)	Ps.	(12,481)	Ps.	2,838,723
Office furniture and equipment		301,326		60,415		(12,209)		(1,965)		347,567
Computer equipment		814,463		133,162		(30,576)		(6,301)		910,748
Transportation equipment		58,095		17,585		(1,178)		(785)		73,717
Communication equipment		31,154		1,261		(2,823)		—		29,592
Improvements on leased assets		71,583		764		—		—		72,347
Total investment		3,943,153		437,405		(86,332)		(21,532)		4,272,694
Accumulated depreciation:
Machinery and equipment		(1,239,704)		(260,223)		37,221		17,968		(1,444,738)
Office furniture and equipment		(136,265)		(26,821)		11,059		1,388		(150,639)
Computer equipment		(586,036)		(136,589)		26,949		10,912		(684,764)
Transportation equipment		(39,859)		(10,210)		1,023		387		(48,659)
Communication equipment		(18,344)		(2,274)		2,663		—		(17,955)
Improvements on leased assets		(16,712)		(3,543)		—		—		(20,255)
Total accumulated depreciation		(2,036,920)		(439,660)		78,915		30,655		(2,367,010)
Net amounts	Ps.	1,906,233	Ps.	(2,255)	Ps.	(7,417)	Ps.	9,123	Ps.	1,905,684

Summary of Net Balances of Machinery, Equipment and Improvements on Leased Assets	As of December 31, 2017, 2018 and 2019, the net balances of machinery, equipment and improvements on leased assets are:

	December 31, 2017		December 31, 2018		December 31, 2019
Net amounts:
Machinery and equipment	Ps.	1,197,349	Ps.	1,426,828	Ps.	1,393,985
Office furniture and equipment		123,805		165,061		196,928
Computer equipment		251,071		228,427		225,984
Transportation equipment		12,510		18,236		25,058
Communication equipment		13,656		12,810		11,637
Improvements on leased assets	57,297			54,871		52,092
Total amounts	Ps.	1,655,688	Ps.	1,906,233	Ps.	1,905,684